CAPITAL STOCK (Details Narrative) - USD ($)										1 Months Ended																																											2 Months Ended			3 Months Ended							7 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended		13 Months Ended
	Jan. 11, 2022	Jan. 04, 2022	Jun. 10, 2021	Jun. 04, 2021	May 15, 2021	May 02, 2021	May 15, 2020	Feb. 12, 2020	Oct. 10, 2019	Sep. 14, 2022	Aug. 31, 2022	Aug. 19, 2022	Jul. 31, 2022	Jul. 21, 2022	Jun. 30, 2022	Mar. 17, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 27, 2021	Dec. 21, 2021	Nov. 30, 2021	Oct. 31, 2021	Oct. 31, 2021	Aug. 31, 2021	Jul. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	May 28, 2021	May 21, 2021	May 19, 2021	May 18, 2021	Apr. 30, 2021	Apr. 27, 2021	Mar. 31, 2021	Feb. 28, 2021	Feb. 22, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Sep. 23, 2020	Aug. 31, 2020	Jul. 31, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020	Apr. 27, 2020	Feb. 28, 2020	Jul. 31, 2021	May 31, 2021	May 31, 2020	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2020	Jul. 31, 2022	Jul. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Oct. 31, 2020	Jul. 31, 2021	Aug. 17, 2022	Jan. 28, 2022	Jul. 21, 2021	Feb. 26, 2021	Jan. 04, 2021	Dec. 21, 2020	Oct. 31, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized													10,000,000										10,000,000	10,000,000																																	10,000,000							10,000,000			10,000,000
Preferred stock, par value													$ 0.001										$ 0.001	$ 0.001																																	$ 0.001							$ 0.001			$ 0.001
Preferred stock, shares outstanding													0										0	0																																	0							0			0
Common stock, shares authorized													2,500,000,000										2,500,000,000	2,500,000,000								750,000,000	1,500,000,000									2,500,000,000	2,500,000,000														2,500,000,000						2,500,000,000	2,500,000,000			2,500,000,000	2,500,000,000						2,500,000,000	1,500,000,000
Additional shares issued				3,000,000
Common stock shares converted								$ 40,000,000																																																								$ 650,000	$ 1,857,270		$ 2,707,270	$ 2,195,321
Stock based compensation																																																																2,810,986	8,346,391		$ 8,652,307	$ 9,914,499
Share price			$ 0.167	$ 0.136																$ 0.029		$ 0.067							$ 0.175																									$ 0.175
Stock issued for services, shares																				1,000,000
Stock issued			$ 10,000																																																						$ 33,231							156,231
Common stock issued as commitment fee for Promissory Note, Shares			60,000	1,000,000																		3,000,000															50,000		240,000	25,000
Stock granted of period value				$ 136,000																$ 29,000																																												201,000
Annual salary																				180,000
Increasing annual salary																				210,000
Cash provided for credit facility																						$ 10,000,000
Purchase of restricted common shares																						7,000,000
Share price																						$ 0.05
Increasing annual salary																				$ 201,000
Convertible share price								$ 0.013																																		$ 0.125	$ 0.125																				$ 0.125					$ 0.125								$ 0.278
Convertible debentures																																										$ 20,000
Principal amount																																										20,000	$ 20,000																				$ 20,000					$ 20,000
Conversion convertible amount																																										$ 20,300
Conversion of convertible shares																																										160,000	160,000																				160,000					160,000
Consulting fees						$ 27,000																							$ 30,973								$ 82,250
Newly issued common stock																													176,989								500,000
Shares issued																							342,500,000	342,500,000																																											342,500,000
Plan and share exchange agreement																							The Service Providers who executed the Exchange Agreement were issued a total of 30,300,000 shares under their respective consulting or employment agreements (the “Service Provider Shares”), and the MCPP Holders who executed the Exchange Agreement received a total of 49,500,000 shares under the MCPP, for an aggregate of 79,800,000 shares of common stock. As of the effective date of the Exchange Agreement, the Service Providers and MCPP Holders who executed the Exchange Agreement agreed to exchange their respective Service Provider Shares or the shares issued under the MCPP for newly issued shares pursuant to the 2021 Plan (on a 1:1 basis, resulting in the issuance of 79,800,000 shares of common stock under the 2021 Plan (the “Exchange Shares”). Upon completion of the Share Exchange, the 2020 Plan and the MCPP (but not Awards of unexchanged shares of our common stock) were terminated.
Common stock shares converted	3,076,923								40,000,000
Common stock issued as commitment fee for Promissory Note																																																																156,231
Lawsuit settlement by cash																																																																$ 45,000
Lawsuit settlement by issuance of restricted common stock																																																																2,000,000
Settlement of Litigation																																																																$ 43,800
Common stock description																																													the Board amended the MCPP, providing for the grant of common stock of the Company of 15.0 million, 7.5 million and 15.0 million shares of common stock of the Company, respectively, to each Albert Mitrani, Dr. Maria I. Mitrani and Ian Bothwell upon such time that the Company’s common stock trades above $0.25 per share, $0.50 per share and $0.75 per share, respectively, for 30 consecutive trading days subsequent to March 31, 2021 and provided such milestone occurs during the term of employment with the Company.
Promissory Note [Member]
Class of Stock [Line Items]
Common stock issued as commitment fee for Promissory Note																																																																123,000
Sinnreich [Member]
Class of Stock [Line Items]
Stock based compensation																																																									343,000							343,000
2021 Plan Member
Class of Stock [Line Items]
Shares issued																							83,400,000	83,400,000																																											83,400,000
Employee Agreement [Member]
Class of Stock [Line Items]
Stock based compensation																																																									7,250							15,708
Share price																				$ 0.029
Stock issued for services, shares																				1,000,000
Stock granted of period value																				$ 29,000
Annual salary																				180,000
Increasing annual salary																				$ 210,000
V P Agreements [Member]
Class of Stock [Line Items]
Stock based compensation																																																									$ 5,250							$ 15,750
Share price													$ 0.035																																												$ 0.035							$ 0.035
Additional shares																																																																450,000
Performance Shares																																																																900,000
Consulting Agreement [Member]
Class of Stock [Line Items]
Stock based compensation																																																									$ 58,154							$ 87,231
Share price																$ 0.018
Stock granted of period value																$ 126,000
Number of unregistered common stock issued																7,000,000
Consulting Agreement [Member] | Sinnreich [Member]
Class of Stock [Line Items]
Stock based compensation																																																									$ 59,300							$ 59,300
Share price													$ 0.0135		$ 0.019																																										$ 0.0135							$ 0.0135								$ 0.0343
Number of unregistered common stock issued													2,000,000		1,700,000
Number of restricted common stock vested														10,000,000
Consulting Agreement 1 [Member] | Sinnreich [Member]
Class of Stock [Line Items]
Stock based compensation																																																									$ 22,553							$ 22,553
Minimum [Member]
Class of Stock [Line Items]
Share price																																					$ 0.035
Maximum [Member]
Class of Stock [Line Items]
Share price																																					$ 0.17
Five Accredited Investors [Member]
Class of Stock [Line Items]
Sale of stock, price per share																																						$ 0.086													$ 0.0269
Three Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued																																																														3,250,000
Sale of stock, price per share																																																		$ 0.02											$ 0.02	$ 0.02
Common stock shares converted																																																														$ 65,000
Five Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued																																					12,340,910					2,033,333		4,800,000															11,050,000
Common stock shares converted																																					$ 665,000					$ 170,000		$ 410,000															$ 221,000
Five Accredited Investors [Member] | Minimum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																																					$ 0.05					$ 0.06	$ 0.06	$ 0.06																			$ 0.06					$ 0.06
Five Accredited Investors [Member] | Maximum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																																					0.06					0.10	$ 0.10	$ 0.10																			0.10					0.10
Dr. Allen Meglin [Member]
Class of Stock [Line Items]
Additional shares issued																								625,000	422,514		1,166,666								500,000			1,818,181					625,000			422,514	1,166,666				5,000,000			11,000,000	11,000,000
Sale of stock, price per share																									$ 0.10																	$ 0.08	$ 0.08			$ 0.10	$ 0.03	$ 0.03	$ 0.02						$ 0.02								0.08					$ 0.08
Common stock shares converted																																										$ 127,251													$ 220,000
Stock based compensation																																																																				$ 195,869
Share price																																			$ 0.055
Stock-based compensation expense																																																																		$ 27,450
Republic Asset Holdings LLC [Member]
Class of Stock [Line Items]
Additional shares issued																																			5,000,000
Sale of stock, price per share																																			$ 0.02			$ 0.055
Common stock shares converted																																			$ 100,000			$ 100,000
Stock based compensation																																																																			$ 56,364	$ 34,500
Two Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued																																															1,000,000		3,000,000
Sale of stock, price per share																																																	$ 0.02						$ 0.02
Common stock shares converted																										$ 25,000																							$ 60,000																				$ 25,000
Two Accredited Investors [Member] | Minimum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																																															$ 0.02	0.02
Two Accredited Investors [Member] | Maximum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																																															0.03	$ 0.03
19 Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued																																																13,499,992
Sale of stock, price per share																									$ 0.03																					$ 0.03	$ 0.03	$ 0.03
Common stock shares converted																																														$ 405,000	$ 405,000
Nine Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued																																														8,606,665
Common stock shares converted																																														$ 392,100
Nine Accredited Investors [Member] | Minimum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																																														$ 0.03
Nine Accredited Investors [Member] | Maximum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																																														$ 0.06
Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued																																									800,000
Sale of stock, price per share																																									$ 0.05
Common stock shares converted																																									$ 40,000
Seven Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued																																		13,677,821
Common stock shares converted																																		$ 535,000
Seven Accredited Investors [Member] | Minimum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																																		$ 0.03																									$ 0.03
Seven Accredited Investors [Member] | Maximum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																																		$ 0.25																									0.25
Eight Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued																													2,087,822
Common stock shares converted																													$ 286,250
Eight Accredited Investors [Member] | Minimum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																													$ 0.13																									$ 0.13
Eight Accredited Investors [Member] | Maximum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																													$ 0.15																									0.15
Four Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued																								7,500,000																													11,541,500
Sale of stock, price per share																							$ 0.04	$ 0.04																																											$ 0.04
Common stock shares converted																								$ 300,000																													$ 631,020
Four Accredited Investors [Member] | Minimum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																										$ 0.05	$ 0.05																										$ 0.05					$ 0.05							$ 0.05				$ 0.05
Four Accredited Investors [Member] | Maximum [Member]
Class of Stock [Line Items]
Sale of stock, price per share																										0.13	0.13																										0.13					$ 0.13							0.13				0.13
One Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued																	8,333,333	666,667				8,000,000			3,000,000
Sale of stock, price per share																	$ 0.03	$ 0.03				$ 0.05			$ 0.05
Common stock shares converted																	$ 250,000	$ 20,000				$ 400,000			$ 150,000
Sales Executives [Member]
Class of Stock [Line Items]
Stock based compensation																																																																			$ 35,000
Common stock granted																																																																			1,000,000
Share price																							0.035	$ 0.035																																											$ 0.035
Shares vested																																																																			17,100,000
Sales Executives [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares vested																																																																			6,300,000	2,250,000
Sales Executives [Member] | Minimum [Member]
Class of Stock [Line Items]
Common stock shares converted																																																																			$ 750,000
Sales Executives [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock shares converted																																																																			9,000,000
Sales Executive [Member]
Class of Stock [Line Items]
Stock based compensation																																																																			323,400	$ 227,500
Consultants [Member] | Consultants Agreement [Member]
Class of Stock [Line Items]
Stock based compensation																																																																			$ 358,167	$ 266,400
Common stock granted																																																																			12,000,000	20,000,000
Share price																							0.022	$ 0.022																		$ 0.0614	0.0614																				$ 0.0614				$ 0.022	$ 0.0614
Amortization of Debt Issuance Costs																																																																			$ 1,228,000
Three Individuals [Member]
Class of Stock [Line Items]
Stock based compensation																																																																				$ 18,650
Stock issued for services, shares																																																												650,000
Three Individuals [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price																																							$ 0.027																					$ 0.027
Three Individuals [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price																																							$ 0.031																					$ 0.031
Four Individuals [Member]
Class of Stock [Line Items]
Stock based compensation																																																																				89,458
Stock issued for services, shares																																																													2,725,000
Four Individuals [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price																																																		0.029											$ 0.029
Four Individuals [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price																																																		0.034											0.034
Eight Individuals [Member]
Class of Stock [Line Items]
Stock based compensation																																																																				27,809
Stock issued for services, shares																																																										925,000
Eight Individuals [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price																										0.031	0.031																										0.031					$ 0.031							0.031				0.031
Eight Individuals [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price																										0.048	0.048																										0.048					0.048							0.048				0.048
Nine Individuals [Member]
Class of Stock [Line Items]
Stock based compensation																																																																				$ 96,600
Stock issued for services, shares																																																															1,050,000
Nine Individuals [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price																																										0.023	0.023																				$ 0.023					$ 0.023
Nine Individuals [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price																																										$ 0.28	$ 0.28																				$ 0.28					$ 0.28
CMO [Member]
Class of Stock [Line Items]
Stock based compensation																																																																				$ 140,000
Share price																																																				$ 0.028
Stock issued for services, shares																																																				5,000,000
Director [Member]
Class of Stock [Line Items]
Stock based compensation																																																																				16,210
Share price																																																		$ 0.022											$ 0.022
Shares issued, shares based compensation, shares																																																		736,808
Distributor [Member]
Class of Stock [Line Items]
Stock based compensation																														$ 345,000
Common stock granted																														3,000,000
Share price																														$ 0.115
Advisor [Member]
Class of Stock [Line Items]
Stock issued for services, shares					1,000,000
Shares vested, description					250,000 shares shall be fully vested as of the Effective Date, 250,000 shares vest on the sixth month anniversary of the Effective Date, 250,000 shares vest on the ninth month anniversary of the Effective Date and 250,000 shares vest on the twelfth month anniversary of the Effective Date, provided however that the Agreement is in full effect during such vesting period(s) for the respective portion of the Grant.
Third Party [Member]
Class of Stock [Line Items]
Share price																										$ 0.05	$ 0.05																										$ 0.05					$ 0.05							$ 0.05				$ 0.05
Stock issued for services, shares																											5,000,000
Stock-based compensation expense							$ 10,000																																																													250,000
Consultant 1 [Member]
Class of Stock [Line Items]
Stock issued for services, shares																									300,000
Stock-based compensation expense																																																																			35,625	40,790
Consultant 2 [Member]
Class of Stock [Line Items]
Share price																									$ 0.127
Stock issued for services, shares																									25,000
Stock-based compensation expense																																																																			28,500
Two Individuals [Member]
Class of Stock [Line Items]
Stock issued for services, shares																								230,000
Stock-based compensation expense																																																																			$ 92,700	$ 8,730
Two Individuals [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price																							0.035	$ 0.035																																											$ 0.035
Two Individuals [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price																							0.17	0.17																																											0.17
Consultant [Member]
Class of Stock [Line Items]
Share price																							$ 0.093	$ 0.093							$ 0.057						$ 0.095																														$ 0.093
Stock issued for services, shares																															500,000						250,000																														2,000,000
Stock-based compensation expense																																																																			$ 302,000
Stock issued																																					$ 47,500																														185,400
Common stock issued as commitment fee for Promissory Note, Shares																												1,100,000	750,000					750,000		750,000	500,000
Services paid																															$ 15,000
Consultant [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price																												$ 0.14						$ 0.049		$ 0.049																							0.049
Marketing services																																					$ 75,000
Consultant [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price																												$ 0.148	$ 0.40																									$ 0.40
Marketing services																																					$ 1,500,000
One Individual [Member]
Class of Stock [Line Items]
Stock-based compensation expense																																																																			36,225
Dr. Mari Mitrani [Member]
Class of Stock [Line Items]
Share price																																								$ 0.12
Stock-based compensation expense																																								$ 5,721,000
Mr. Bothwell [Member]
Class of Stock [Line Items]
Exercise price of warrants																																																																									$ 0.028
Consultant Five [Member]
Class of Stock [Line Items]
Stock-based compensation expense																																																																			19,855
Consuktant [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price																																		$ 0.40		$ 0.40																							$ 0.40
Consultant Three [Member]
Class of Stock [Line Items]
Stock-based compensation expense																																																																			85,075
Consultant Four [Member]
Class of Stock [Line Items]
Stock-based compensation expense																												$ 154,740
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized										2,500,000,000																																																													2,500,000,000
Subsequent Event [Member] | Consulting Agreement [Member]
Class of Stock [Line Items]
Number of common stock issued												5,000,000
Proceeds from stock issued												$ 20,000
Subsequent Event [Member] | Consulting Agreement [Member] | Sinnreich [Member]
Class of Stock [Line Items]
Stock based compensation																																																								$ 60,250
Subsequent Event [Member] | Series C Non Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																																																																						100
Preferred stock, par value																																																																						$ 0.001
Subsequent Event [Member] | Three Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued										62,500,000
Sale of stock, price per share										$ 0.04
Common stock shares converted										$ 2,500,000
Subsequent Event [Member] | One Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued																	8,333,333
Sale of stock, price per share																	$ 0.03
Common stock shares converted																	$ 250,000
Subsequent Event [Member] | Consultant [Member]
Class of Stock [Line Items]
Share price																						$ 0.151
Stock issued for services, shares																						2,000,000
Subsequent Event [Member] | One Individual [Member]
Class of Stock [Line Items]
Share price																						$ 0.145
Stock issued for services, shares																						250,000
Subsequent Event [Member] | Dr. Mari Mitrani [Member]
Class of Stock [Line Items]
Common stock issued as commitment fee for Promissory Note, Shares																			47,675,000
Subsequent Event [Member] | Mr. Bothwell [Member]
Class of Stock [Line Items]
Common stock issued as commitment fee for Promissory Note, Shares																			45,000,000
Subsequent Event [Member] | Several Accredited Investors [Member]
Class of Stock [Line Items]
Additional shares issued											200,000,000
Sale of stock, price per share											$ 0.02
Common stock shares converted											$ 4,000,000
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Voting right, percentage																																voting equivalency of 50.30%	voting equivalency of 50.30%
Board of Directors Chairman [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Voting right, percentage		voting equivalency of 53.55%																			voting equivalency of 53.55%
Advisor [Member]
Class of Stock [Line Items]
Stock based compensation																																																																			$ 40,400
Warrants to purchase share of common stock					6,000,000
Exercise price of warrants					$ 0.04
Non-executive Board Members [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock issued as commitment fee for Promissory Note, Shares																			2,000,000
Administrative Staff [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock issued as commitment fee for Promissory Note, Shares																			550,000
Medical Advisors [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock issued as commitment fee for Promissory Note, Shares																			125,000